Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
June 30, 2022
Z35-NPRT1-0822
1.9884242.105
Domestic Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	701,521	7,387,019
Fidelity Series Commodity Strategy Fund (a)	253,077	1,222,362
Fidelity Series Large Cap Growth Index Fund (a)	344,106	4,758,991
Fidelity Series Large Cap Stock Fund (a)	318,451	5,213,040
Fidelity Series Large Cap Value Index Fund (a)	740,870	9,986,930
Fidelity Series Small Cap Opportunities Fund (a)	219,390	2,479,106
Fidelity Series Value Discovery Fund (a)	255,003	3,717,941
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,803,122)		34,765,389

International Equity Funds - 37.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	168,597	2,249,087
Fidelity Series Emerging Markets Fund (a)	135,342	1,115,218
Fidelity Series Emerging Markets Opportunities Fund (a)	613,802	10,041,801
Fidelity Series International Growth Fund (a)	338,091	4,729,893
Fidelity Series International Index Fund (a)	199,438	1,976,428
Fidelity Series International Small Cap Fund (a)	95,053	1,425,798
Fidelity Series International Value Fund (a)	486,136	4,662,045
Fidelity Series Overseas Fund (a)	451,832	4,721,650
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $32,474,260)		30,921,920

Bond Funds - 21.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,761	83,948
Fidelity Series Corporate Bond Fund (a)	185,598	1,718,640
Fidelity Series Emerging Markets Debt Fund (a)	59,578	433,727
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	17,510	145,329
Fidelity Series Floating Rate High Income Fund (a)	9,816	85,011
Fidelity Series Government Bond Index Fund (a)	264,922	2,537,949
Fidelity Series High Income Fund (a)	55,940	451,438
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	224,520	1,982,512
Fidelity Series Investment Grade Bond Fund (a)	253,975	2,610,859
Fidelity Series Investment Grade Securitized Fund (a)	197,860	1,838,121
Fidelity Series Long-Term Treasury Bond Index Fund (a)	875,002	5,827,514
Fidelity Series Real Estate Income Fund (a)	27,794	287,672
TOTAL BOND FUNDS (Cost $18,095,533)		18,002,767

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $87,372,915)	83,690,076
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	83,690,075

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,109	86,979	443	-	(46)	(3,651)	83,948
Fidelity Series Blue Chip Growth Fund	99,415	7,893,117	56,371	-	(20,961)	(528,181)	7,387,019
Fidelity Series Canada Fund	31,650	2,424,677	33,068	-	(2,557)	(171,615)	2,249,087
Fidelity Series Commodity Strategy Fund	16,565	1,392,361	19,638	-	(1,103)	(165,823)	1,222,362
Fidelity Series Corporate Bond Fund	26,860	1,860,211	139,822	3,544	(6,858)	(21,751)	1,718,640
Fidelity Series Emerging Markets Debt Fund	5,664	453,341	2,296	1,459	(511)	(22,471)	433,727
Fidelity Series Emerging Markets Debt Local Currency Fund	1,847	147,834	1,120	-	(167)	(3,065)	145,329
Fidelity Series Emerging Markets Fund	14,061	1,153,836	13,162	-	(3,376)	(36,141)	1,115,218
Fidelity Series Emerging Markets Opportunities Fund	128,709	10,349,800	51,626	-	(22,836)	(362,246)	10,041,801
Fidelity Series Floating Rate High Income Fund	1,109	87,083	483	253	(23)	(2,675)	85,011
Fidelity Series Government Bond Index Fund	37,609	2,709,474	215,287	2,571	(5,786)	11,939	2,537,949
Fidelity Series High Income Fund	6,703	478,852	8,484	1,561	(623)	(25,010)	451,438
Fidelity Series International Credit Fund	53	-	-	-	-	(6)	47
Fidelity Series International Developed Markets Bond Index Fund	19,389	1,994,763	32,367	12	(2,281)	3,008	1,982,512
Fidelity Series International Growth Fund	63,289	4,923,137	51,340	-	(11,804)	(193,389)	4,729,893
Fidelity Series International Index Fund	26,880	2,077,978	25,541	-	(4,580)	(98,309)	1,976,428
Fidelity Series International Small Cap Fund	19,731	1,520,727	23,826	-	(7,622)	(83,212)	1,425,798
Fidelity Series International Value Fund	63,899	5,024,715	80,655	-	(11,017)	(334,897)	4,662,045
Fidelity Series Investment Grade Bond Fund	39,556	2,809,009	218,367	4,555	(7,504)	(11,835)	2,610,859
Fidelity Series Investment Grade Securitized Fund	27,696	1,965,912	147,185	2,246	(4,637)	(3,665)	1,838,121
Fidelity Series Large Cap Growth Index Fund	62,697	4,957,357	56,215	31,148	(12,588)	(192,260)	4,758,991
Fidelity Series Large Cap Stock Fund	69,883	5,524,864	48,654	-	(6,370)	(326,683)	5,213,040
Fidelity Series Large Cap Value Index Fund	133,887	10,505,470	112,310	-	(14,555)	(525,562)	9,986,930
Fidelity Series Long-Term Treasury Bond Index Fund	59,496	5,983,902	207,251	9,177	(18,546)	9,913	5,827,514
Fidelity Series Overseas Fund	63,626	4,937,098	32,924	-	(9,275)	(236,875)	4,721,650
Fidelity Series Real Estate Income Fund	3,916	295,957	1,985	682	(186)	(10,030)	287,672
Fidelity Series Small Cap Opportunities Fund	33,627	2,646,658	21,209	-	(4,148)	(175,822)	2,479,106
Fidelity Series Value Discovery Fund	49,464	3,858,665	51,542	-	(7,287)	(131,359)	3,717,941
	1,108,390	88,063,777	1,653,171	57,208	(187,247)	(3,641,673)	83,690,076

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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